Earnings per share (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of earnings per share

	2025 A$‘000	2024 A$‘000	2023 A$‘000

Earnings per share for losses from continuing operations

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(20,702)	(26,778)	(20,465)

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(20,702)	(26,778)	(20,465)

	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic and diluted earnings per share	547,941,171	263,676,313	184,284,350

	Cents	Cents	Cents

Basic and diluted earnings per share	(3.78)	(10.16)	(11.23)